ACQUISITION (Schedule of purchase price allocation to acquired assets) (Details)	Jun. 07, 2024 USD ($)
Assets acquired:
Property and equipment	$ 86,353
Deep Roots Harvest, Inc [Member]
Business Combination [Line Items]
Total consideration transferred	3,500,000
Assets acquired:
Property and equipment	86,353
Licenses	3,413,647
Assets acquired, Total	$ 3,500,000